UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2007

                    DATE OF REPORTING PERIOD: MARCH 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISOR'S INNER CIRCLE FUND                                   ANALYTIC FUNDS
                                                          SHORT-TERM INCOME FUND
                                                      MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  FACE/AMOUNT
                                                     SHARES          VALUE
                                                  -----------     -----------
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 52.5%
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK -- 17.6%
        5.375%, 07/17/09                          $ 3,000,000     $ 3,033,150
        5.000%, 09/18/09                            2,000,000       2,008,116
        4.625%, 11/21/08                            3,000,000       2,986,962
        3.875%, 08/22/08                            2,000,000       1,971,656
        2.625%, 07/15/08                            2,000,000       1,942,870
                                                                  -----------
                                                                   11,942,754
                                                                  -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 14.7%
        5.750%, 03/15/09                            1,000,000       1,015,960
        4.875%, 02/17/09                            2,000,000       1,999,556
        4.625%, 12/19/08                            3,000,000       2,986,827
        3.875%, 06/15/08                            2,000,000       1,974,382
        3.625%, 09/15/08                            2,000,000       1,964,350
                                                                  -----------
                                                                    9,941,075
                                                                  -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 20.2%
        6.375%, 06/15/09                            2,000,000       2,061,840
        5.375%, 08/15/09                            2,000,000       2,022,682
        5.250%, 01/15/09                            1,500,000       1,508,805
        4.875%, 04/15/09                            2,000,000       1,999,524
        4.500%, 10/15/08                            3,000,000       2,983,350
        4.250%, 05/15/09                            2,000,000       1,975,624
        3.875%, 07/15/08                            1,100,000       1,085,142
                                                                  -----------
                                                                   13,636,967
                                                                  -----------

    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
        (Cost $35,580,276)                                         35,520,796
                                                                  -----------
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (A) -- 41.7%
--------------------------------------------------------------------------------
    U.S. Treasury Bill (B)(C)
        5.056%, 04/12/07                           28,000,000      27,961,332
        4.960%, 07/05/07                              300,000         296,172
                                                                  -----------

    TOTAL U.S. TREASURY OBLIGATIONS
        (Cost $28,253,868)                                         28,257,504
                                                                  -----------
--------------------------------------------------------------------------------
CASH EQUIVALENT (D) -- 5.1%
--------------------------------------------------------------------------------
     HighMark Diversified Money Market Fund,
      Fiduciary Class, 4.980%                       2,699,941       2,699,941
     Union Bank of California Diversified
      Money Market Fund, Fiduciary Shares,
      4.980%                                          777,921         777,921
                                                                  -----------

     TOTAL CASH EQUIVALENT
       (Cost $3,477,862)                                            3,477,862
                                                                  -----------

     TOTAL INVESTMENTS -- 99.3% +
       (Cost $67,312,006)                                         $67,256,162
                                                                  ===========

THE ADVISOR'S INNER CIRCLE FUND                                   ANALYTIC FUNDS
                                                          SHORT-TERM INCOME FUND
                                                      MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
                                                   CONTRACTS         VALUE
                                                  -----------     -----------
--------------------------------------------------------------------------------
WRITTEN INDEX OPTION CONTRACTS -- (0.1)%
--------------------------------------------------------------------------------
    Amex Biotechnology Index, April 2007, 680 Put         (59)    $    (2,655)
    Amex Natural Gas Index, April 2007, 430 Put           (31)         (6,200)
    Amex Oil Index, April 2007, 1,080 Put                 (37)         (5,735)
    CBOE Technology Index, April 2007, 620 Put            (65)         (7,150)
    Morgan Stanley Consumer, April 2007, 660 Put          (61)        (12,200)
    PHLX Semiconductor Index, April, 2007, 445 Put        (21)         (4,620)
    S&P 100 Index, April 2007, 620 Put                    (63)        (10,395)
    S&P 500 Index, April 2007, 1,350 Put                  (30)         (9,000)
                                                                  -----------
    TOTAL WRITTEN INDEX OPTION CONTRACTS
        (Premiums Received $122,074)                                  (57,955)
                                                                  -----------

The following forward foreign currency contracts were outstanding as of March 31, 2007

                                                                  Unrealized
                             Currency to          Currency to     Appreciation/
Maturity Date                  Deliver              Receive      (Depreciation)
-------------               ------------          ------------   --------------
06/21/06           USD       (6,988,326)   AUD      8,800,000         100,566
06/21/06           USD       (7,219,062)   NOK     44,000,000           8,200
06/21/06           USD       (3,174,031)   SEK     22,000,000         (23,363)
06/21/06           EUR       (2,000,000)   USD      2,635,216         (35,293)
06/21/06           GBP       (1,400,000)   USD      2,699,221         (45,247)
06/21/06           EUR       (3,000,000)   USD      4,010,388           4,624
06/21/06           GBP       (2,000,000)   USD      3,891,498         (29,171)
06/21/06           CHF       (5,500,000)   USD      4,592,051          54,129
06/21/06           JPY     (706,000,000)   USD      6,117,930          74,100
                                                                     --------
                                                                     $166,887
                                                                     ========
CURRENCY LEGEND

AUD - Australian Dollar                   JPY - Japanese Yen
CHF - Swiss Franc                         NOK - Norwegian Krone
EUR - Euro Dollar                         USD - U.S. Dollar
GBP - British Pound

The Fund had the following futures contracts open as of March 31, 2007

                                  Number
          Contract                  of             Settlement     Unrealized
         Description             Contracts           Month       Appreciation
         -----------             ---------           -----       ------------
       U.S. 2 Year Note             38             June 2007       $25,529
                                                                   =======

     PERCENTAGES ARE BASED ON NET ASSETS OF $67,718,931.
(A) THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURES CONTRACTS.
(C) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN WRITTEN INDEX OPTION CONTRACTS.
(D)  RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2007.
  + AT MARCH 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS, EXCLUDING WRITTEN INDEX OPTION CONTRACTS AND FUTURE CONTRACTS, WAS $67,312,006, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $81,094 AND $(136,938), RESPECTIVELY.

     FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS. ANA-QH-003-0500

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                      MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                     SHARES          VALUE
                                                  -----------     -----------
--------------------------------------------------------------------------------
COMMON STOCK -- 89.0% (A)
--------------------------------------------------------------------------------
AUSTRALIA -- 7.9%
    BHP Billiton                                        9,328     $   225,240
    DB RREEF Trust                                    123,927         172,698
    General Property Trust                             61,341         244,799
    ING Industrial Fund                                39,228          74,789
    Macquarie Office Trust                             74,671          91,390
    Rio Tinto                                           3,669         233,594
                                                                  -----------
                                                                    1,042,510
                                                                  -----------
AUSTRIA -- 1.2%
    IMMOFINANZ*                                         9,527         152,182
                                                                  -----------
DENMARK -- 2.8%
    Carlsberg*                                          1,550         168,081
    TDC*                                                2,078          78,887
    William Demant Holding*                             1,400         123,803
                                                                  -----------
                                                                      370,771
                                                                  -----------
FINLAND -- 1.0%
    Outokumpu*                                          3,946         135,152
                                                                  -----------
FRANCE -- 2.7%
    Air France-KLM*                                     3,838         174,471
    Groupe Danone*                                      1,108         180,382
                                                                  -----------
                                                                      354,853
                                                                  -----------
GERMANY -- 2.7%
    Deutsche Lufthansa*                                 3,155          85,381
    Douglas Holding*                                    2,331         136,373
    Fresenius Medical Care*                               146          20,173
    Salzgitter*                                           824         119,910
                                                                  -----------
                                                                      361,837
                                                                  -----------
HONG KONG -- 2.0%
    Swire Pacific, Cl A                                23,500         263,743
                                                                  -----------
ITALY -- 2.7%
    Fiat*                                               8,882         223,105
    Italcementi*                                        4,493         134,091
                                                                  -----------
                                                                      357,196
                                                                  -----------
JAPAN -- 5.3%
    Casio Computer*                                     3,000          65,551
    Fuji Electric Holdings                             29,000         134,347
    Kinden*                                             5,000          44,760
    Mitsumi Electric*                                   6,500         214,694
    Sojitz*                                            37,700         156,771
    Uniden                                             10,000          77,408
                                                                  -----------
                                                                      693,531
                                                                  -----------
NETHERLANDS -- 2.5%
    OCE*                                                8,867         161,942
    TNT*                                                3,726         170,272
                                                                  -----------
                                                                      332,214
                                                                  -----------

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                      MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
                                                     SHARES          VALUE
                                                  -----------     -----------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
NEW ZEALAND -- 0.8%
    Fletcher Building                                  12,736     $   100,169
                                                                  -----------
NORWAY -- 2.1%
    Aker Kvaerner ASA                                   3,700          83,042
    ProSafe SE*                                        12,700         193,493
                                                                  -----------
                                                                      276,535
                                                                  -----------
SINGAPORE -- 2.7%
    Suntec Real Estate Investment Trust               162,000         211,249
    UOL Group*                                         45,000         151,146
                                                                  -----------
                                                                      362,395
                                                                  -----------
SPAIN -- 2.4%
    NH Hoteles*                                        12,756         290,530
    Union Fenosa*                                         579          31,115
                                                                  -----------
                                                                      321,645
                                                                  -----------
SWEDEN -- 0.1%
    Ssab Svenskt Stal, Cl B*                              600          17,146
                                                                  -----------
SWITZERLAND -- 2.8%
    Roche Holding*                                        735         141,906
    Schindler Holding*                                  1,308          79,286
    Swatch Group*                                         555         146,047
                                                                  -----------
                                                                      367,239
                                                                  -----------
UNITED KINGDOM -- 12.5%
    Aggreko                                            19,595         195,239
    Alliance Boots                                        893          17,979
    British Airways*                                    8,505          81,071
    Brixton                                             3,222          32,135
    De La Rue                                           1,387          19,451
    Hanson                                              4,944          79,273
    J Sainsbury                                        32,788         353,379
    Punch Taverns                                       6,869         168,003
    Reckitt Benckiser                                   6,173         320,364
    Scottish & Newcastle                               12,170         143,577
    United Business Media                               5,622          87,444
    WPP Group                                           9,606         145,074
                                                                  -----------
                                                                    1,642,989
                                                                  -----------
UNITED STATES -- 34.8%
    AT&T                                               10,200         402,186
    AvalonBay Communities +                               900         117,000
    Bear Stearns                                        1,158         174,105
    CenturyTel                                          2,393         108,140
    Circuit City Stores                                 2,700          50,031
    CIT Group                                           2,007         106,210
    Comcast, Cl A                                      12,150         315,293
    Convergys*                                          9,286         235,957
    Cummins                                               200          28,944
    Duke Energy                                        18,000         365,220
    Electronic Data Systems                             3,319          91,870
    FirstEnergy                                         1,400          92,736
    Genworth Financial, Cl A                              540          18,868
    Goldman Sachs Group                                   400          82,652

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                      MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    SHARES/
                                                  FACE AMOUNT        VALUE
                                                  -----------     -----------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
UNITED STATES -- CONTINUED
    Lehman Brothers Holdings                            2,978     $   208,668
    Lincoln National                                    4,752         322,138
    Manpower                                            4,400         324,588
    Merrill Lynch                                       1,432         116,951
    Morgan Stanley                                      4,800         378,048
    Northrop Grumman                                      736          54,626
    Omnicom Group                                         368          37,676
    Pactiv*                                             1,800          60,732
    Principal Financial Group                           3,500         209,545
    Raytheon                                              846          44,381
    Reliant Energy*                                     3,300          67,056
    Smith International                                 1,000          48,050
    Spectra Energy                                        750          19,703
    Thermo Electron*                                    7,500         350,625
    Vornado Realty Trust                                  900         107,406
    Walt Disney                                         1,600          55,088
                                                                  -----------
                                                                    4,594,493
                                                                  -----------

    TOTAL COMMON STOCK
        (Cost $10,292,189)                                         11,746,600
                                                                  -----------
--------------------------------------------------------------------------------
PREFERRED STOCK -- 1.9%
--------------------------------------------------------------------------------
ITALY -- 1.9%
    Unipol*
    (Cost $210,492)                                    70,552         256,858
                                                                  -----------
--------------------------------------------------------------------------------
CASH EQUIVALENTS (B) -- 44.4%
--------------------------------------------------------------------------------
    HighMark Diversified Money Market Fund,
        Fiduciary Class, 4.980%                       523,806         523,806
    Union Bank of California Diversified Money
        Market Fund, Fiduciary Shares, 4.980%       5,336,092       5,336,092
                                                                  -----------

    TOTAL CASH EQUIVALENTS
        (Cost $5,859,898)                                           5,859,898
                                                                  -----------
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION (D)(E)-- 8.1%
--------------------------------------------------------------------------------
    U.S. Treasury Bill
        4.960%, 07/05/07
        (Cost $1,065,949)                         $ 1,080,000       1,066,219
                                                                  -----------

    TOTAL INVESTMENTS -- 143.4% ++
        (Cost $17,428,528)                                         18,929,575
                                                                  ===========
--------------------------------------------------------------------------------
SECURITIES SOLD SHORT -- (90.1)%
--------------------------------------------------------------------------------
AUSTRALIA -- (12.9)%
    Alinta*                                           (20,084)       (235,586)
    Alumina*                                          (30,385)       (179,436)
    Australian Stock Exchange*                         (2,587)        (91,956)
    Billabong International*                           (1,825)        (24,621)
    Macquarie Goodman Group*                          (25,105)       (141,765)
    Newcrest Mining*                                   (8,041)       (154,538)
    Perpetual*                                         (2,820)       (176,784)
    Transurban Group*                                 (26,733)       (167,588)
    Westfield Group*                                  (16,681)       (277,197)

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                      MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
                                                     SHARES          VALUE
                                                  -----------     -----------
--------------------------------------------------------------------------------
SECURITIES SOLD SHORT -- CONTINUED
--------------------------------------------------------------------------------
AUSTRALIA -- CONTINUED
    XL Capital, Cl A                                   (3,700)    $  (258,852)
                                                                  -----------
                                                                   (1,708,323)
                                                                  -----------
AUSTRIA -- (0.6)%
    Oest Elektrizitatswirts, Cl A*                       (421)        (18,808)
    OMV*                                                 (876)        (54,981)
                                                                  -----------
                                                                      (73,789)
                                                                  -----------
BERMUDA -- (2.8)%
    Everest Re Group                                   (3,800)       (365,446)
                                                                  -----------
DENMARK -- (1.7)%
    Topdanmark*                                        (1,150)       (221,881)
                                                                  -----------
FINLAND -- (0.5)%
    Sampo Insurance*                                   (2,125)        (64,268)
                                                                  -----------
FRANCE -- (2.2)%
    Mittal Steel*                                        (412)        (21,811)
    Pernod Ricard*                                       (256)        (51,736)
    Sanofi-Aventis*                                    (2,520)       (218,378)
                                                                  -----------
                                                                     (291,925)
                                                                  -----------
GERMANY -- (3.0)%
    Deutsche Telekom*                                  (1,195)        (19,693)
    IVG Immobilien*                                      (837)        (39,821)
    SAP*                                               (7,630)       (338,928)
                                                                  -----------
                                                                     (398,442)
                                                                  -----------
JAPAN -- (9.8)%
    Aiful*                                             (3,300)       (102,011)
    Circle K Sunkus*                                     (900)        (16,769)
    Credit Saison*                                     (1,100)        (36,147)
    Kintetsu*                                         (31,000)        (97,404)
    Leopalace21*                                       (4,500)       (148,634)
    Nissan Motors*                                     (1,700)        (18,184)
    Nisshin Seifun Group*                             (12,500)       (126,932)
    Seven & I Holding*                                (10,400)       (316,206)
    Softbank Investment*                                  (47)        (17,793)
    Sumitomo Bakelite*                                 (2,000)        (14,432)
    Sumitomo Metal*                                    (5,000)        (25,789)
    Toho*                                              (2,300)        (44,802)
    Tokuyama*                                          (4,000)        (69,786)
    Toppan Printing*                                  (10,000)       (104,171)
    Yahoo! Japan*                                        (448)       (154,234)
                                                                  -----------
                                                                   (1,293,294)
                                                                  -----------
NETHERLANDS -- (2.6)%
    ABN-AMRO*                                            (965)        (41,389)
    James Hardie Industries*                          (26,811)       (181,072)
    Wereldhave* +                                        (829)       (127,181)
                                                                  -----------
                                                                     (349,642)
                                                                  -----------
NORWAY -- (0.3)%
    DNB Nor*                                           (1,400)        (19,679)

                                                    SHARES           VALUE
                                                  -----------     -----------
--------------------------------------------------------------------------------
SECURITIES SOLD SHORT -- CONTINUED
--------------------------------------------------------------------------------
NORWAY -- CONTINUED
    Marine Harvest*                                   (22,000)    $   (25,733)
                                                                  -----------
                                                                      (45,412)
                                                                  -----------
SINGAPORE -- (1.5)%
    Neptune Orient Lines*                             (11,000)        (23,472)
    Sembcorp*                                         (41,000)       (137,711)
    Singapore Exchange*                                (9,000)        (38,824)
                                                                  -----------
                                                                     (200,007)
                                                                  -----------
SWEDEN -- (0.7)%
    Fabege*                                            (3,500)        (87,549)
                                                                  -----------
SWITZERLAND -- (1.1)%
    Zurich Financial Services*                           (515)       (147,965)
                                                                  -----------
UNITED KINGDOM -- (16.1)%
    Arm Holdings Plc*                                 (56,662)       (148,920)
    BP*                                               (20,464)       (221,558)
    Cattles*                                          (21,564)       (173,197)
    Emap*                                             (10,793)       (160,143)
    HMV Group*                                        (73,925)       (160,218)
    Imperial Tobacco Group*                              (656)        (29,271)
    Misys*                                            (45,664)       (213,833)
    Premier Farnell*                                  (15,585)        (62,435)
    Provident Financial*                              (10,122)       (159,617)
    Reed Elsevier*                                    (31,220)       (371,995)
    Tullett Prebon Plc*                                (5,662)        (53,639)
    Vodafone Group*                                  (109,514)       (291,049)
    Wolseley*                                          (3,310)        (77,321)
                                                                  -----------
                                                                   (2,123,196)
                                                                  -----------
UNITED STATES -- (34.3)%
    3M                                                   (407)        (31,107)
    Altria Group                                       (3,400)       (298,554)
    Amylin Pharmaceticals*                             (2,400)        (89,664)
    Autodesk                                             (900)        (33,840)
    Broadcom, Cl A*                                      (534)        (17,125)
    Carnival                                           (3,394)       (159,043)
    Caterpillar Incorporated                             (600)        (40,218)
    Celgene*                                           (2,800)       (146,888)
    Chico's*                                           (5,400)       (131,922)
    Cisco Systems Incorporated*                        (1,100)        (28,083)
    Diamond Offshore Drilling                          (2,500)       (202,375)
    DL BioPharma*                                      (2,700)        (58,590)
    Dominion Resources of Virginia                     (1,117)        (99,156)
    Expeditors International of Washington             (2,000)        (82,640)
    Exxon Mobil                                        (2,810)       (212,015)
    Fastenal                                           (3,500)       (122,675)
    Genentech*                                           (200)        (16,424)
    General Growth Properties +                          (400)        (25,828)
    H&R Block                                          (2,774)        (58,365)

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                      MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
                                                  SHARES/FACE
                                                     AMOUNT          VALUE
                                                  -----------     -----------
--------------------------------------------------------------------------------
SECURITIES SOLD SHORT -- CONTINUED
--------------------------------------------------------------------------------
UNITED STATES -- CONTINUED
    Joy Global                                         (2,400)    $  (102,960)
    Leucadia National                                  (8,900)       (261,838)
    Linear Technology                                  (8,400)       (265,356)
    Maxim Integrated Products                          (1,600)        (47,040)
    Medtronic                                          (3,000)       (147,180)
    Microsoft                                          (5,100)       (142,137)
    Network Appliance*                                   (478)        (17,457)
    Patterson*                                         (2,179)        (77,333)
    Plum Creek Timber +                                (7,190)       (283,430)
    Qualcomm                                           (4,510)       (192,397)
    Sirius Satellite Radio*                           (13,200)        (42,240)
    SLM                                                  (509)        (20,818)
    Southwest Airlines                                 (4,356)        (64,033)
    Starbucks*                                           (792)        (24,837)
    TXU                                                (3,698)       (237,042)
    Unisys*                                            (2,079)        (17,526)
    UnitedHealth Group                                 (2,000)       (105,940)
    Wendy's International                              (9,800)       (306,740)
    Whole Foods Market                                 (2,169)        (97,280)
    Wrigley (Wm.) Jr.                                  (1,900)        (96,767)
    XM Satellite Radio, Cl A*                          (5,421)        (70,039)
    Yahoo*                                             (1,700)        (53,193)
                                                                  -----------
                                                                   (4,528,093)
                                                                  -----------

    TOTAL SECURITIES SOLD SHORT
        (Proceeds $11,399,242)                                    (11,899,232)
                                                                  -----------
--------------------------------------------------------------------------------
RIGHTS -- 0.0%
--------------------------------------------------------------------------------
    Fabege Redemption Rights* (C)
        Expires: 04/24/07
        (Proceeds $0)                                  (3,500)         (2,684)
                                                                  -----------

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                      MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    The Fund had the following  futures contracts open as of  March 31, 2007

                                  Number                          Unrealized
          Contract                  of             Settlement    Appreciation/
         Description             Contracts           Month      (Depreciation)
         -----------             ---------           -----       ------------
      Australian Dollar              41            June 2007         97,785
      British Pound                 (15)           June 2007        (33,619)
      CAC40 10 Euro Index            26            April 2007        98,074
      Canadian Dollar               (13)           June 2007        (30,512)
      DAX Index                      (2)           June 2007        (13,820)
      DJ Euro Stoxx 50 Index         12            June 2007         17,312
      FTSE 100 Index                 (9)           June 2007        (17,788)
      Hang Seng Index                13            April 2007         6,031
      IBEX 35 Index                  10            April 2007       123,563
      Japanese Yen                  (25)           June 2007         10,781
      OMX Index                     (86)           April 2007       (40,199)
      S&P 500 E Mini Index            7            June 2007          4,900
      S&P 500 Index                   3            June 2007         10,463
      S&P/MIB Index                   6            June 2007         38,586
      S&P/TSE 60 Index               (4)           June 2007         (7,432)
      SPI 200 Index                 (12)           June 2007        (31,227)
      Swiss Franc                    28            June 2007         18,025
                                                                 ---------------
                                                                   $389,330
                                                                 ===============

     PERCENTAGES ARE BASED ON NET ASSETS OF $13,197,025.
   * NON-INCOME PRODUCING SECURITY
   + REAL ESTATE INVESTMENT TRUST
  CL -- CLASS
 SER -- SERIES
 (A) ALL OR A PORTION OF THESE SECURITIES ARE HELD AS COLLATERAL FOR SHORT
     SALES.
 (B) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2007.
 (C) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH ACCORDING TO PROCEDURES ADOPTED BY THE FAIR VALUATION COMMITTEE OF THE BOARD OF TRUSTEES. ON MARCH 31, 2007, THE TOTAL VALUE OF THIS SECURITY WAS $(2,684), REPRESENTING (0.02) % OF THE NET ASSETS OF THE FUND.
 (D) THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
 (E) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURE CONTRACTS.

 ++ AT MARCH 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS, EXCLUDING SECURITIES SOLD SHORT AND FUTURE CONTRACTS, WAS $17,428,528 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,621,561 AND $(120,514), RESPECTIVELY.

     FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                                                 ANA-QH-002-0500

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   The Advisors' Inner Circle Fund


By (Signature and Title)*                      /s/ James F. Volk
                                               ----------------------
                                               James F. Volk
                                               President

Date: May 18, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ James F. Volk
                                            ----------------------
                                            James F. Volk
                                            President

Date: May 18, 2007

By (Signature and Title)*                   /s/ Michael Lawson
                                            ----------------------
                                            Michael Lawson
                                            Controller & Chief Financial Officer

Date: May 18, 2007

* Print the name and title of each signing officer under his or her signature.